Shareholder Fees - Annuity - Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	Feb. 25, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none